Audit, Audit Related and Other Non-Audit Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	£ 14,167	£ 11,238	£ 9,935
Excludes Amounts for Audit of BT Group Employee Share Ownership Trust and Ilford Trustees (Jersey) Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	32,000,000
PricewaterhouseCoopersLLP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	446,000,000
PricewaterhouseCoopersLLP [Member] | BT Pension Scheme [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total fees paid to auditors		£ 2,100	£ 2,100
KPMG LLP [Member] | BT Pension Scheme [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total fees paid to auditors	£ 1,100